UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Tax-Free Trust of Arizona
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 697-6666

Date of fiscal year end: 6/30/09

Date of reporting period: 12/31/09

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2009

A tax-free income investment

Serving Arizona Investors For More Than Two Decades Tax-Free Trust of Arizona “Preservation”

February, 2010

     February, 2010 Dear Fellow Shareholder: A topic which is frequently in the headlines these days is preservation - preservation of natural resources, the environment and ecological status quos. And, lately, with the severe recession we have had to endure, self-preservation rightfully seems to be on everyone’s mind.

     Indeed, preservation is the cornerstone of our investment philosophy for Tax-Free Trust of Arizona. The Trust’s very objective is to seek to provide you as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

     In our opinion, this simple word – preservation – speaks volumes. The Management of Tax-Free Trust of Arizona strives to not only give our shareholders a tax-free return ON their money, but also a return OF their money.

Action Plan

     With the Trust’s objective clearly defined, how do we go about endeavoring to fulfill this goal?

     The Trust employs very distinct techniques in the construction of the Trust’s portfolio as we strive, to the maximum extent possible, to never have “surprises” with any of the securities in the Trust’s portfolio. To help limit the degree of uncertainty, our knowledgeable and experienced portfolio manager seeks to construct the Trust’s portfolio with high quality, intermediate maturity and geographic diversification in mind.

Quality

     In our judgment, a key element in striving to preserve your investment is that of quality. As you may know, there are nine separate credit ratings. However, by prospectus, Tax-Free Trust of Arizona can only purchase securities deemed to be investment grade – those within the top four credit ratings - AAA, AA, A and Baa.

     In general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Of course, no matter what quality rating exists with any security, it still is going to be subject to market fluctuations. However, our experience has been that top-quality ratings tend to have less fluctuation than lower quality ratings. Furthermore, when they do fluctuate, they often return to their base market price at a quicker rate than lower-grade securities.

Maturity

     Another factor that we very strongly embrace in striving to preserve your investment is the maturity structure of the portfolio of Tax-Free Trust of Arizona.

NOT A PART OF THE SEMI-ANNUAL REPORT

     As you know, long-term bonds generally tend to produce a higher return than short-term bonds. However, such longer maturity bonds may also experience a higher degree of volatility in their price. This higher price volatility normally associated with longer-term maturity bonds exists because it reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Thus, your Trust’s portfolio manager generally seeks to balance out longer-term maturities with a portion of the Trust’s investments in shorter-term maturities. Through utilizing a blend of maturities –both shorter-term and longer-term – Tax-Free Trust of Arizona attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification

     We also strive to employ diversification in the construction of the Trust’s portfolio - both in terms of the type of project as well as geographic characteristics within the State. To the maximum extent possible, we endeavor to include in the portfolio securities representing locations throughout Arizona and all types of public purpose projects. In this way, we increase the odds that no one project or area of the State will have any significant adverse influence upon your investment in the Trust.

Your Confidence Continues to be Appreciated

     All in all, we have tried to make sure that we are preserving your investment in Tax-Free Trust of Arizona to as high a degree as possible.

     We appreciate your continued confidence in the Trust through your investment.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (18.1%)	S&P	Value
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement
	District
$2,420,000	6.250%, 01/01/29	NR/A-	$2,411,990
	Bullhead City Parkway Improvement District
850,000	6.100%, 01/01/11	Baa2/NR	859,401
815,000	6.100%, 01/01/12	Baa2/NR	822,441
	Coconino & Yavapai Counties Joint Unified School
	District No. 9 Sedona
1,000,000	5.375%, 07/01/28	A1/A+	1,055,880
	Flagstaff Improvement District (Aspen Place Sawmill)
2,500,000	5.000%, 01/01/32	A1/NR	2,500,425
	Gila Co. Unified School District No. 10 (Payson)
1,000,000	3.000%, 07/01/28 (coupon converts to 5.75% on
	7/01/10)	A2/NR	1,029,870
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	A3/A	340,487
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	A1/A	714,777
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	A1/A+	1,012,050
	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A3/BBB+	2,999,970
	Graham Co. Unified School District No. 1 (Safford)
185,000	5.000%, 07/01/10 NPFG FGIC Insured	Baa1/NR	185,043
	Graham Co. Unified School District No. 4 (Thatcher)
400,000	5.000%, 07/01/10 AGMC Insured	Aa3/NR	400,496
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR	418,372
	Greenlee Co. School District No. 18 (Morenci)
150,000	5.000%, 07/01/11	Baa3/NR	157,302
	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A	1,014,714
	Maricopa Co. Elementary School District No. 21
	(Murphy)
300,000	8.000%, 07/01/24	Baa2/NR	322,044

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	Maricopa Co. Elementary School District No. 38 (Madison)
$730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+	$786,115
	Maricopa Co. Elementary School District No. 68
	(Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR	3,419,340
	Maricopa Co. High School District No. 210 (Phoenix
	Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa3/AAA	2,595,220
	Maricopa Co. Unified School District No. 24 (Gila Bend)
860,000	5.500%, 07/01/22	NR/NR*	753,695
	Maricopa Co. Unified School District No. 69 (Paradise
	Valley)
1,000,000	5.300%, 07/01/11 NPFG Insured	Aa3/A+	1,062,960
	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+	2,472,459
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+††	1,372,852
1,500,000	6.000%, 07/01/28	NR/A+††	1,642,845
	Maricopa Co. Unified School District No. 90 (Saddle
	Mountain)
1,200,000	5.000%, 07/01/13	Baa3/NR†††	1,279,356
	Maricopa Co. Unified School District No. 95 (Queen
	Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR	473,330
	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AAA	1,278,036
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AAA	1,060,450
	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	Baa2/NR	1,186,850
	Navajo Co. Unified School District No. 6
	(Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AAA	534,670
	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA	1,219,230
1,240,000	6.250%, 07/01/17	Aa1/AAA	1,527,110
1,000,000	5.375%, 07/01/20	Aa1/AAA	1,074,390
3,250,000	5.375%, 07/01/25 (pre-refunded)	Aa1/AAA	3,330,697

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	Pima Co. Unified School District No.1 (Tucson)
$1,500,000	5.000%, 07/01/27 AGMC Insured	Aa3/AAA	$1,617,105
	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AAA	1,052,460
	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AAA	945,507
	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A	1,551,060
	Pinal Co. Unified School District No. 44 (J O Combs)
500,000	5.000%, 07/01/28	NR/A	506,900
	Prescott Valley Sewer Collection Improvement District
168,000	7.900%, 01/01/12	NR/A	174,192
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	Baa2/BBB	1,339,290
	Scottsdale, Arizona
3,140,000	5.000%, 07/01/19	Aaa/AAA	3,283,121
	Show Low Improvement District No. 6
950,000	6.000%, 01/01/18 ACA Insured	NR/NR*	932,320
	Tempe, Arizona
1,015,000	5.400%, 07/01/11	Aa1/AAA	1,086,811
	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR	1,574,460
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR	829,806
	Total General Obligation Bonds		58,207,899

	Revenue Bonds (81.2%)

	Airport Revenue Bonds (2.8%)
	Phoenix Civic Improvement Corp. Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-	1,050,970
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-	1,039,540
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-	2,219,844
3,700,000	5.000%, 07/01/33	Aa3/AA-	3,743,327
	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR††	941,810
	Total Airport Revenue Bonds		8,995,491

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Basic Service Revenue Bonds (14.6%)
	Arizona School Facilities Board Revenue Bonds
$1,000,000	5.500%, 07/01/10	Aaa/AAA	$1,025,390
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR*	1,183,720
	Arizona Transportation Board Revenue Bonds
2,000,000	5.000%, 07/01/22	Aa1/AAA	2,158,920
1,000,000	5.250%, 07/01/24	Aa1/AAA	1,094,330
1,000,000	5.000%, 07/01/28	Aa1/AAA	1,072,840
3,755,000	5.000%, 07/01/33	Aa1/AAA	3,918,493
	Avondale Municipal Development Corp. Water Utility
	Bonds
700,000	5.200%, 07/01/13 NPFG Insured	Baa1/A	700,455
	Buckeye Excise Tax Revenue Bonds
500,000	5.900%, 08/01/20 AMBAC Insured	NR/A+	512,455
	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR	440,365
1,835,000	5.000%, 04/01/21 AMBAC Insured	A3/NR††††	1,912,272
1,435,000	5.000%, 04/01/28	NR/AA††††	1,485,340
	Chandler Street & Highway User Revenue Bonds
985,000	5.400%, 07/01/13 NPFG Insured	Aa3/AA-	985,158
	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28 AMBAC Insured	A1/AA	2,071,060
	Glendale Western Loop 101 Public Facilities Excise
	Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A2/AA	1,066,960
	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A3/A+	2,109,760
2,000,000	5.000%, 08/01/28	A1/AA-	2,039,840
1,200,000	5.500%, 08/01/29	A1/AA-	1,279,092
1,200,000	5.000%, 08/01/29	A1/AA-	1,237,716
	Phoenix Civic Improvement Corp. Wastewater
	Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa3/AAA	1,756,410
	Phoenix Street & Highway User Revenue Bonds
345,000	6.250%, 07/01/11	A1/AA	345,055
210,000	6.250%, 07/01/11 NPFG Insured	A1/AA	210,034
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	A1/A	2,682,313

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Basic Service Revenue Bonds (continued)
	Puerto Rico Highway & Transportation Revenue Bonds
$2,000,000	5.500%, 07/01/19 AGMC Insured	Aa3/AAA	$2,223,200
	Rio Nuevo Facilities District (Tucson) Excise Tax
	Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AAA	1,734,585
	Scottsdale Municipal Property Corp. Water & Sewer
	Project
2,000,000	5.000%, 07/01/28	Aa1/AAA	2,136,780
	Scottsdale Preserve Authority Excise Tax Revenue Bonds
1,185,000	5.250%, 07/01/18	Aa2/AA	1,225,563
1,255,000	5.250%, 07/01/19	Aa2/AA	1,294,068
	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa2/AAA	2,286,060
1,000,000	5.000%, 07/01/33	Aa3/AAA	1,054,420
	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa3/AA-	2,352,988
	Yuma Municipal Property Corp. Utility System Revenue
	Bonds
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A3/A+	516,700
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A3/A+	1,025,080
	Total Basic Service Revenue Bonds		47,137,422

	Higher Education Revenue Bonds (6.1%)
	Arizona Board of Regents-Northern Arizona University
	System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A2/A+	1,174,106
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A2/A+	1,406,544
2,500,000	5.000%, 06/01/38	A2/A+	2,523,800
	Arizona Board of Regents-University of Arizona System
	Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa3/AA	2,513,623
1,000,000	5.000%, 06/01/33	Aa3/AA	1,046,730
	Arizona Student Loan Revenue
1,000,000	6.150%, 05/01/29 AMT	A2/NR†	1,002,440
	Cochise Co. Community College District Revenue Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR	1,897,975
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR	1,966,054

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Higher Education Revenue Bonds (continued)
	Glendale Industrial Development Authority
	(Midwestern University)
$550,000	5.250%, 05/15/13	NR/A-	$593,071
1,010,000	5.250%, 05/15/14	NR/A-	1,093,992
500,000	5.750%, 05/15/21 (pre-refunded)	NR/AAA	540,595
1,000,000	5.875%, 05/15/31 (pre-refunded)	NR/AAA	1,082,880
	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA	2,088,340
	Mohave Co. Community College District Revenue Bonds
470,000	4.850%, 03/01/15 AMBAC Insured	NR/NR*	471,650
	Yavapai Co. Community College District Revenue Bonds
320,000	6.000%, 07/01/12	NR/A-	327,136
	Total Higher Education Revenue Bonds		19,728,936

	Hospital Revenue Bonds (22.2%)
	Arizona Health Facilities Authority (Banner Health)
1,500,000	5.000%, 01/01/25	NR/A+††††	1,508,775
2,985,000	5.375%, 01/01/32	NR/A+	3,007,119
	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A	504,165
	Arizona Health Facilities Authority (Northern Arizona
	Healthcare System)
1,000,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-	1,003,170
	Arizona Health Facilities Authority (Phoenix Children’s
	Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR*	1,099,940
	Arizona Health Facilities Authority (Samaritan Health)
2,045,000	5.625%, 12/01/15 NPFG Insured ETM	NR/A	2,262,793
	Arizona Health Facilities Authority (Yavapai Regional
	Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR††††	1,558,875
	Arizona Health Facilities Authority Hospital System
	(John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB	1,519,073
	Flagstaff Industrial Development Authority (Northern
	Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR*	1,625,596

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Hospital Revenue Bonds (continued)
	Glendale Industrial Development Authority (John C.
	Lincoln Hospital)
$1,000,000	5.250%, 12/01/22	NR/BBB	$961,870
1,500,000	5.000%, 12/01/35	NR/BBB	1,303,980
2,000,000	5.000%, 12/01/42	NR/BBB	1,696,620
	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	Baa1/BBB	3,852,202
1,500,000	5.000%, 04/01/25 (pre-refunded)	Baa1/BBB	1,689,285
2,125,000	5.000%, 04/01/35 (pre-refunded)	Baa1/BBB	2,438,650
	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph's Hospital)
1,770,000	5.000%, 07/01/21	A2/A	1,771,398
2,300,000	5.375%, 07/01/23	A2/A	2,338,870
9,240,000	5.250%, 07/01/32	A2/A	9,203,687
	Mesa Industrial Development Authority (Discovery Health)
4,100,000	5.750%, 01/01/25 NPFG Insured (pre-refunded)	Baa1/A	4,141,000
	Mesa Industrial Development Authority (Lutheran
	Health System)
850,000	5.000%, 01/01/19 NPFG Insured	Baa1/A+	850,136
	Phoenix Industrial Development Authority (John C.
	Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AAA	1,271,016
	Scottsdale Industrial Development Authority (Scottsdale
	Healthcare System)
1,085,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR*	1,156,404
1,000,000	5.000%, 09/01/18	A3/BBB+	1,017,510
4,000,000	5.250%, 09/01/30	A3/BBB+	3,691,600
9,600,000	5.800%, 12/01/31 (pre-refunded)	NR/NR††	10,581,696
	University Medical Center Hospital Revenue Bonds
3,550,000	5.000%, 07/01/35	Baa1/BBB+	3,254,604
500,000	6.500%, 07/01/39	Baa1/BBB+	529,370
	Yavapai Co. Industrial Development Authority (Yavapai
	Regional Medical Center)
925,000	5.125%, 12/01/13 AGMC Insured	Aa3/AAA	926,277
500,000	6.000%, 08/01/33	Baa2/NR	501,245
1,250,000	5.625%, 08/01/37	Baa2/NR†††	1,193,600

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Hospital Revenue Bonds (continued)
	Yuma Co. Industrial Development Authority (Yuma
	Regional Medical Center)
$1,220,000	5.500%, 08/01/18 AGMC Insured (pre-refunded)	Aa3/AAA	$1,317,685
1,500,000	5.500%, 08/01/19 AGMC Insured (pre-refunded)	Aa3/AAA	1,620,105
	Total Hospital Revenue Bonds		71,398,316

	Lease Revenue Bonds (17.3%)
	Arizona Municipal Finance Program No. 20
610,000	7.700%, 08/01/10 NPFG Insured ETM	NR/A	635,083
	Arizona School Facilities Board Certificates of
	Participation Lease Revenue Bonds
3,000,000	5.500%, 09/01/23	A2/A+	3,237,390
	Arizona State University Certificates of Participation
	Lease Revenue Bonds
2,000,000	5.375%, 07/01/19 NPFG Insured (pre-refunded)	NR/AA-	2,217,460
	Cave Creek Certificates of Participation Lease Revenue
	Bonds
365,000	5.750%, 07/01/19	NR/A	365,719
	Downtown Phoenix Hotel Corp. Lease Revenue Bonds
4,760,000	5.250%, 07/01/26 FGIC Insured	Baa3/BBB-	4,154,718
	Gilbert Public Facilities Municipal Property Corp. Lease
	Revenue Bonds
1,000,000	4.900%, 07/01/21 AMBAC Insured	Aa3/AA	1,030,410
850,000	5.000%, 07/01/23	Aa3/AA	934,864
1,250,000	5.000%, 07/01/24	Aa3/AA	1,367,488
	Gilbert Water Resource Municipal Property Corp. Lease
	Revenue Bonds
335,000	5.000%, 04/01/17	NR/NR††	335,211
2,000,000	4.900%, 04/01/19	NR/NR††	1,979,380
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+	2,064,580
	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	A2/AA-	1,084,280
	Green Valley Municipal Property Corp. Lease Revenue
	Bonds
1,250,000	5.250%, 07/01/33	NR/A+	1,260,050

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Lease Revenue Bonds (continued)
	Marana Municipal Property Corp. Lease Revenue
$1,505,000	5.125%, 07/01/28	NR/AA††	$1,509,741
	Mohave Co. Industrial Development Authority
	Correctional Facilities Lease Revenue
1,000,000	8.000%, 05/01/25	NR/BBB+	1,185,900
	Navajo Co. Municipal Property Corp. Lease Revenue
	Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR*	952,750
	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	Baa2/AA	978,350
1,000,000	4.750%, 06/01/39	NR/AA	892,580
	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23	Baa1/AA-	1,015,640
	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured	A1/AA	936,070
2,000,000	zero coupon, 07/01/27 BHAC Insured (coupon
	converts to 5.50% on 7/01/13)	Aa1/AAA	1,901,720
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AAA	1,881,040
	Phoenix Industrial Development Authority (Capital
	Mall Project)
1,530,000	5.250%, 09/15/17 AMBAC Insured (pre-refunded)	A1/A+	1,582,173
2,000,000	5.375%, 09/15/22 AMBAC Insured (pre-refunded)	A1/A+	2,069,920
	Pinal Co. Certificates of Participation Lease Revenue
	Bonds
2,000,000	5.125%, 06/01/21 AMBAC Insured	NR/A††	2,034,460
3,230,000	5.250%, 12/01/21	NR/A††	3,294,083
2,250,000	5.000%, 12/01/29	NR/A††	2,205,427
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB	1,355,781
	Pinetop Fire District Certificates of Participation Lease
	Revenue Bonds
1,000,000	7.500%, 12/15/23	Baa2/NR	1,016,770

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Lease Revenue Bonds (continued)
	Puerto Rico Public Buildings Authority
$1,000,000	5.250%, 07/01/13	Baa3/BBB-	$1,063,710
2,000,000	7.000%, 07/01/21	Baa3/BBB-	2,161,460
	Scottsdale Municipal Property Corp. Excise Tax
	Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (coupon	Aa1/AAA	2,655,360
	converts to 4.50% on 07/01/13)
	Sierra Vista Municipal Property Corp. Lease Revenue
	Bonds
1,225,000	5.000%, 01/01/18 AMBAC Insured	A3/AA	1,225,919
700,000	5.125%, 01/01/21 AMBAC Insured	A3/AA	700,539
	State of Arizona Certificates of Participation lease
	Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AAA	2,096,720
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A-	304,759
	Total Lease Revenue Bonds		55,687,505

	Mortgage Revenue Bonds (8.1%)
	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30**	NR/NR*	482,808
	Arizona Capital Facilities Finance Corp. Arizona State
	Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR	995,650
	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24	NR/NR*	392,488
500,000	5.000%, 07/15/27 AMBAC Insured	Baa1/NR	464,085
	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A3/BBB	1,706,040
	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds (National
	Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AAA	1,489,475

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Mortgage Revenue Bonds (continued)
	Maricopa Co. Industrial Development Authority Single
	Family Mortgage Revenue Bonds
$6,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA	$5,585,294
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA	2,879,557
973,598	5.650%, 07/01/39 AMT GNMA Insured	Aaa/NR	980,111
	Phoenix Industrial Development Authority Single
	Family Mortgage Revenue
105,000	5.350%, 06/01/20 AMT GNMA Insured	NR/AAA	105,084
	Phoenix & Pima Co. Industrial Development Authority
	Single Family Mortgage
1,280,000	5.800%, 12/01/39 AMT GNMA Insured	Aaa/NR	1,329,446
	Phoenix/Pima/ Maricopa Co. Industrial Development
	Authority Single Family Mortgage Revenue
529,536	5.500%, 12/01/38 AMT GNMA Insured	Aaa/NR	548,801
	Pima Co. Industrial Development Authority Single
	Family Mortgage Revenue
120,000	6.500%, 02/01/17	A2/NR	120,050
	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR*	454,994
930,000	6.050%, 07/15/32	NR/NR*	781,767
	South Campus Project Arizona State University Student
	Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/A	1,243,970
	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/A	1,112,910
	Sundance Community Facilities District
1,145,000	5.125%, 07/15/30	Baa3/BBB-	947,625
	Tucson & Pima Co. Single Family Mortgage Revenue
	Bonds
4,920,000	zero coupon, 12/01/14 ETM	Aaa/AAA	4,445,368
	Total Mortgage Revenue Bonds		26,065,523

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Utility Revenue Bonds (10.1%)
	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
$1,500,000	5.250%, 10/01/15	Aa2/AA	$1,725,150
3,500,000	5.250%, 10/01/16	Aa2/AA	4,020,625
1,220,000	5.250%, 10/01/17	Aa2/AA	1,400,938
	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA	696,872
1,000,000	5.000%, 10/01/28	Aaa/AAA	1,097,020
	Central Arizona Water Conservation District Revenue
	Bonds
2,250,000	5.500%, 11/01/10	Aa2/AA-	2,343,780
	Maricopa Co. Pollution Control (Arizona Public
	Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB-	427,332
	Navajo Co. Pollution Control (Arizona Public Service)
	Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB-	1,049,670
	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
315,000	7.250%, 07/15/10 AGMC Insured	Aa3/AAA	315,091
275,000	6.100%, 09/01/25	Baa3/BBB-	270,622
	Pinal Co. Electrical District No. 4
500,000	6.000%, 12/01/38	NR/BBB	498,605
	Salt River Project Agricultural Improvement and Power
	Revenue Bonds
1,000,000	5.250%, 01/01/13	Aa1/AA	1,090,050
1,000,000	5.250%, 01/01/15	Aa1/AA	1,093,170
2,000,000	5.250%, 01/01/18	Aa1/AA	2,170,160
5,000,000	5.250%, 01/01/19	Aa1/AA	5,418,200
1,350,000	5.000%, 01/01/25	Aa1/AA	1,425,384
3,350,000	5.000%, 01/01/37	Aa1/AA	3,458,305
1,000,000	5.000%, 01/01/38	Aa1/AA	1,037,980

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Utility Revenue Bonds (continued)
	Salt Verde Finance Corp. Gas Revenue
$3,000,000	5.250%, 12/01/28	A3/A	$2,801,220
	Total Utility Revenue Bonds		32,340,174
	Total Revenue Bonds		261,353,367
	Total Investments (cost $306,240,532 – note 4)	99.3%	319,561,266
	Other assets less liabilities	0.7	2,148,932
	Net Assets	100.0%	$321,710,198

		Percent
	Portfolio Distribution By Quality Rating	of Investment1
	Aaa of Moody’s or AAA of S&P or Fitch	16.2%
	Pre-refunded bonds2	20.7
	Aa of Moody’s or AA of S&P or Fitch	25.7
	A of Moody’s or S&P or Fitch	25.4
	Baa of Moody’s or BBB of S&P or Fitch	9.9
	Not rated*	2.1
		100.0%

1	Where applicable, calculated using the highest rating of the three rating services.
2	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.
*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a credit rating service.

**	Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.2% of net assets.

Fitch Ratings
†	AAA
††	A
†††	BBB
††††	AA

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.	ETM - Escrowed to Maturity
AGMC - Assured Guaranty Municipal Corp.	FGIC - Financial Guaranty Insurance Co.
AMBAC - American Municipal Bond Assurance Corp.	GNMA - Government National Mortgage Association
AMT - Alternative Minimum Tax	NPFG - National Public Finance Guarantee
BHAC - Berkshire Hathaway Assurance Co.	NR - Not Rated

Notes: National Public Finance Guarantee was formerly known as National-re and Assured Guaranty Municpal Corp. was formerly known as Financial Security Assurance Inc. (FSA) or Assured Guaranty Corp.

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (unaudited)

ASSETS
Investments at value (cost $306,240,532)	$319,561,266
Interest receivable	5,808,244
Receivable for Trust shares sold	1,002,432
Other assets	14,634
Total assets	326,386,576
LIABILITIES
Cash overdraft	2,253,847
Dividends payable	1,306,394
Payable for investment securities purchased	701,878
Payable for Trust shares redeemed	245,025
Management fee payable	109,586
Accrued expenses	59,648
Total liabilities	4,676,378

NET ASSETS	$321,710,198

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$307,846
Additional paid-in capital	310,200,420
Net unrealized appreciation on investments (note 4)	13,320,734
Accumulated net realized loss on investments	(2,496,418)
Undistributed net investment income	377,616
	$321,710,198

CLASS A
Net Assets	$297,496,154
Capital shares outstanding	28,469,704
Net asset value and redemption price per share	$10.45
Maximum offering price per share (100/96 of $10.45 adjusted to nearest cent)	$10.89

CLASS C
Net Assets	$11,952,174
Capital shares outstanding	1,143,856
Net asset value and offering price per share	$10.45
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.45	*

CLASS Y
Net Assets	$12,261,870
Capital shares outstanding	1,171,014
Net asset value, offering and redemption price per share	$10.47

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2009 (unaudited)

Investment Income:

Interest income		$7,719,080

Expenses:

Management fee (note 3)	$637,943
Distribution and service fees (note 3)	273,999
Transfer and shareholder servicing agent fees	88,763
Trustees’ fees and expenses (note 8)	64,317
Legal fees (note 3)	32,266
Registration fees and dues	19,763
Shareholders’ reports and proxy statements	18,958
Auditing and tax fees	12,601
Custodian fees (note 6)	12,270
Insurance	8,528
Chief compliance officer (note 3)	2,271
Miscellaneous	17,376
Total expenses	1,189,055

Expenses paid indirectly (note 6)	(314)
Net expenses		1,188,741
Net investment income		6,530,339

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(149,050)
Change in unrealized appreciation on investments	9,484,128

Net realized and unrealized gain (loss) on investments		9,335,078
Net change in net assets resulting from operations		$15,865,417

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2009	Year Ended
	(unaudited)	June 30, 2009
OPERATIONS:
Net investment income	$6,530,339	$12,820,690
Net realized gain (loss) from securities transactions	(149,050)	(1,937,309)
Change in unrealized appreciation on investments	9,484,128	(28,698)
Change in net assets resulting from operations	15,865,417	10,854,683

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(6,076,190)	(12,321,695)
Net realized gain on investments	(85,409)	–

Class C Shares:
Net investment income	(161,887)	(207,021)
Net realized gain on investments	(3,432)	–

Class Y Shares:
Net investment income	(236,136)	(354,291)
Net realized gain on investments	(3,513)	–
Change in net assets from distributions	(6,566,567)	(12,883,007)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	25,104,738	25,284,408
Reinvested dividends and distributions	2,998,201	7,137,284
Cost of shares redeemed	(21,267,946)	(39,258,229)
Change in net assets from capital share transactions	6,834,993	(6,836,537)

Change in net assets	16,133,843	(8,864,861)

NET ASSETS:
Beginning of period	305,576,355	314,441,216

End of period*	$321,710,198	$305,576,355

*Includes undistributed net investment income of:	$377,616	$321,490

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009 (unaudited)

1. Organization

     Tax-Free Trust of Arizona (the “Trust”), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments (details of which can be found in the schedule of investments) used to value the Trust’s net assets as of December 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds	319,561,266
Level 3 – Significant Unobservable Inputs	—
Total	$319,561,266

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through February 26, 2010, the date the financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2006-2009) and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended December 31, 2009, distribution fees on Class A Shares amounted to $223,224, of which the Distributor retained $12,671.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2009 amounted to $38,081. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2009, amounted to $12,694. The total of these payments with respect to Class C Shares amounted to $50,775, of which the Distributor retained $5,993.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2009, total commissions on sales of Class A Shares amounted to $340,834, of which the Distributor received $58,506.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

c) Other Related Party Transactions

     For the six months ended December 31, 2009, the Trust incurred $32,186 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The Secretary of the Trust is a shareholder of that firm.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2009, purchases of securities and proceeds from the sales of securities aggregated $33,241,549 and $28,462,342, respectively.

     At December 31, 2009, the aggregate tax cost for all securities was $306,036,696. At December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $16,910,364 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,385,794 for a net unrealized appreciation of $13,524,570.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2009, the Trust had 1.7% of its net assets invested in two such municipal issues.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended December 31, 2009		Year Ended
	(unaudited)		June 30, 2009
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	1,657,511	$17,192,784	1,755,140	$17,618,666
Reinvested distributions	271,022	2,814,625	687,019	6,866,885
Cost of shares redeemed	(1,907,304)	(19,800,936)	(3,523,909)	(34,877,749)
Net change	21,229	206,473	(1,081,750)	(10,392,198)

Class C Shares:
Proceeds from shares sold .	558,745	5,792,184	364,366	3,671,039
Reinvested distributions	6,976	72,570	11,410	114,191
Cost of shares redeemed	(120,545)	(1,250,902)	(285,288)	(2,824,152)
Net change	445,176	4,613,852	90,488	961,078

Class Y Shares:
Proceeds from shares sold .	202,993	2,119,770	395,257	3,994,703
Reinvested distributions	10,647	111,006	15,584	156,208
Cost of shares redeemed	(20,633)	(216,108)	(158,354)	(1,556,328)
Net change	193,007	2,014,668	252,487	2,594,583
Total transactions in Trust
shares	659,412	$6,834,993	(738,775)	$(6,836,537)

8. Trustees’ Fees and Expenses

     At December 31, 2009 there were 9 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service and attendance fees paid during the six months ended December 31, 2009 was $49,151, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and Outreach Meetings of Shareholders. For the six months ended December 31, 2009, such meeting-related expenses amounted to $15,166.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2009, the Trust increased undistributed net income by $68,733, increased accumulated net realized loss on investments by $117,254 and increased additional paid-in capital by $48,521 due to book/tax differences. As of June 30, 2009 there were post-October capital loss deferrals of $2,345,026 which will be recognized in the following year.

The tax character of distributions:

	Year Ended June 30,
	2009	2008
Net tax-exempt income	$12,883,007	$13,145,835
Ordinary income	–	8,909
Long-term capital gain	–	1,273,592
	$12,883,007	$14,428,336

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$188,598
Undistributed taxable income	99,827
Undistributed realized gains	90,013
Unrealized appreciation	4,058,268
Other temporary differences	(2,533,624)
$1,903,082

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Since December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor’s, Moody’s and Fitch. The loss of capital due to investments in subprime mortgages by the municipal insurance companies forced rating agencies to downgrade or eliminate the ratings on most of the major municipal bond insurers. As such, only the ratings of Assured Guaranty, Berkshire Hathaway Assurance and National Public Finance (formerly MBIA) have applicability to the Trust’s holdings. Some insurance companies have had their ratings withdrawn by the rating agencies A good example is AMBAC whose ratings were withdrawn by all the rating agencies. Thus, while certain bonds still have insurance, they are no longer rated based upon the ratings of their insurers.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended
	12/31/09		Year Ended June 30,
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.14		$10.19	$10.40	$10.45	$10.92	$10.64
Income from investment operations:
Net investment income	0.22	††	0.43 ††	0.43 ††	0.43 †	0.42 †	0.43 †
Net gain (loss) on securities (both realized and unrealized)	0.31		(0.05)	(0.17)	–	(0.40)	0.28
Total from investment operations	0.53		0.38	0.26	0.43	0.02	0.71
Less distributions (note 10):
Dividends from net investment income	(0.22)		(0.43)	(0.43)	(0.43)	(0.42)	(0.43)
Distributions from capital gains	–	*	–	(0.04)	(0.05)	(0.07)	– *
Total distributions	(0.22)		(0.43)	(0.47)	(0.48)	(0.49)	(0.43)
Net asset value, end of period	$10.45		$10.14	$10.19	$10.40	$10.45	$10.92
Total return (not reflecting sales charge)	5.22	%**	3.86%	2.52%	4.11%	0.22%	6.79%
Ratios/supplemental data
Net assets, end of period (in thousands)	$297,496		$288,550	$300,839	$318,499	$354,538	$396,840
Ratio of expenses to average net assets	0.72	%***	0.75%	0.75%	0.75%	0.76%	0.74%
Ratio of net investment income to average net assets	4.12	%***	4.26%	4.13%	4.00%	3.96%	3.95%
Portfolio turnover rate	9.19	%**	18.55%	17.72%	13.63%	19.34%	19.54%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.72	%***	0.74%	0.74%	0.74%	0.75%	0.73%
_______________________
† Per share amounts have been calculated using the monthly average shares method.
†† Per share amounts have been calculated using the daily average shares method.
* Amount represents less than $0.01.
** Not annualized.
*** Annualized.

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C							Class Y
	Six Months							Six Months
	Ended		Year Ended June 30,					Ended		Year Ended June 30,
	12/31/09							12/31/09
	(unaudited)		2009	2008	2007	2006	2005	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.14		$10.19	$10.40	$10.45	$10.92	$10.64	$10.16		$10.21	$10.42	$10.48	$10.95	$10.67
Income from investment operations
Net investment income	0.17	††	0.34 ††	0.34 ††	0.34 †	0.33 †	0.34 †	0.22	††	0.44 ††	0.44 ††	0.44 †	0.44 †	0.45 †
Net gain (loss) on securities (both realized and unrealized)	0.31		(0.05)	(0.17)	–	(0.40)	0.28	0.31		(0.05)	(0.17)	(0.01)	(0.40)	0.28
Total from investment operations	0.48		0.29	0.17	0.34	(0.07)	0.62	0.53		0.39	0.27	0.43	0.04	0.73
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.34)	(0.34)	(0.34)	(0.33)	(0.34)	(0.22)		(0.44)	(0.44)	(0.44)	(0.44)	(0.45)
Distributions from capital gains	–	*	–	(0.04)	(0.05)	(0.07)	– *	–	*	–	(0.04)	(0.05)	(0.07)	– *
Total distributions	(0.17)		(0.34)	(0.38)	(0.39)	(0.40)	(0.34)	(0.22)		(0.44)	(0.48)	(0.49)	(0.51)	(0.45)
Net asset value, end of period	$10.45		$10.14	$10.19	$10.40	$10.45	$10.92	$10.47		$10.16	$10.21	$10.42	$10.48	$10.95
Total return (not reflecting sales charge)	4.77	%**	2.98%	1.65%	3.23%	(0.63)%	5.89%	5.30	%**	4.02%	2.68%	4.16%	0.38%	6.95%
Ratios/supplemental data
Net assets, end of period (in thousands)	$11,952		$7,086	$6,196	$6,573	$6,846	$10,441	$12,262		$9,940	$7,406	$2,826	$2,060	$1,787
Ratio of expenses to average net assets	1.56	%***	1.60%	1.60%	1.60%	1.61%	1.59%	0.57	%***	0.60%	0.60%	0.60%	0.61%	0.59%
Ratio of net investment income to average net assets	3.20	%***	3.38%	3.27%	3.15%	3.11%	3.10%	4.25	%***	4.39%	4.24%	4.14%	4.11%	4.10%
Portfolio turnover rate	9.19	%**	18.55%	17.72%	13.63%	19.34%	19.54%	9.19	%**	18.55%	17.72%	13.63%	19.34%	19.54%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.56	%***	1.59%	1.59%	1.59%	1.61%	1.58%	0.57	%***	0.59%	0.59%	0.59%	0.60%	0.58%
_______________________
† Per share amounts have been calculated using the monthly average shares method.
†† Per share amounts have been calculated using the daily average shares method.
* Amount represents less than $0.01.
** Not annualized.
*** Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2009 and held for the six months ended December 31, 2009.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2009

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	5.22%	$1,000.00	$1,052.20	$3.72
Class C	4.77%	$1,000.00	$1,047.70	$8.05
Class Y	5.30%	$1,000.00	$1,053.00	$2.95

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.72%, 1.56% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2009

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.58	$3.67
Class C	5.00%	$1,000.00	$1,017.34	$7.93
Class Y	5.00%	$1,000.00	$1,022.33	$2.91

(1)
Expenses are equal to the annualized expense ratio of 0.72%, 1.56% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the “Trust”) was held on November 11, 2009. The holders of shares representing 85% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

	Dollar Amount of Votes:
Trustee	For	Withheld
Tucker Hart Adams	$254,368,885	$9,198,893
Ernest Calderón	$255,776,587	$7,791,181
Thomas A. Christopher	$255,828,769	$7,739,000
Gary C. Cornia	$255,699,971	$7,867,808
Grady Gammage, Jr.	$255,466,173	$8,101,606
Diana P. Herrmann	$255,536,354	$8,031,425
Lyle W. Hillyard	$255,460,035	$8,107,733
John C. Lucking	$255,526,352	$8,041,417
Anne J. Mills	$255,680,953	$7,886,816

2. To act on the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm

	Dollar Amount of Votes:
	For	Against	Abstain
	$246,424,388	$5,653,188	$11,490,182

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calender quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holding schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Renewal until October 31, 2010 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Trust and the Manager was approved by the Board of Trustees and the independent Trustees in September, 2009. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	A copy of the agreement to be renewed;

•	A term sheet describing the material terms of the agreement;

•	The Annual Report of the Trust for the year ended June 30, 2009;

•
A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees’ review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

•	Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

The Trustees reviewed materials relevant to, and considered, the following factors:

The nature, extent, and quality of the services provided by the Manager.

     The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities for credit analysis of the Trust’s portfolio securities. Mr. Curtis, based in Phoenix, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust’s portfolio, with which to assess the Trust as an investment vehicle for residents of Arizona in light of prevailing interest rates and local economic conditions.

     The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Trust. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

     The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Trust and the Manager.

     The Board reviewed each aspect of the Trust’s performance and compared its performance with that of its local competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Arizona funds, the Trust had good investment performance compared to its peers. Furthermore, the Trustees noted that the Trust’s net asset value generally fluctuated modestly compared to the local competitors. The Board considered these results to be consistent with the purposes of the Trust.

     The Board concluded that the performance of the Trust was competitive, in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Trust.

     The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Trust.

     The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust’s similar-sized local competitors.

     The Board further concluded that profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     Data provided to the Trustees showed that the Trust’s asset size had increased in recent months after several years of general decline. They observed that the extraordinary recent turbulence in the financial markets might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliates from the relationship with the Trust.

     The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Officers
Diana P. Herrmann, President
Todd W. Curtis, Senior Vice President and Portfolio Manager
Maryann Bruce, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PNC Global Investment Servicing
101 Sabin Street
Pawtucket, RI 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, OH 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of December 31, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of  Ethics that applies to the Trust's principal executive officer(s)  and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)           Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,800 in 2008 and $18,100 in 2009.

b)           Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)           Tax Fees - The Registrant was billed by the principal accountant $3,100 and $3,200 in 2008 and 2009, respectively, for return preparation and tax compliance.

d)           All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)       Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)       None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)            No applicable.

g)           There were no non-audit services fees billed by the Registrant's accountant   to the Registrant's investment adviser or distributor over the past two years

h)           Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)           There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1)                      Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act  of 2002.

(a)(2)                      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                          Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:  /s/  Diana P. Herrmann

President and Trustee
March 11, 2010

By:  /s/  Joseph P. DiMaggio

March 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Diana P. Herrmann

Diana P. Herrmann
President and Trustee
March 11, 2010

By:  /s/  Joseph P. DiMaggio

Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 11, 2010

TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act  of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.